Post-employment Benefits Plans - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [Line Items]
Contribution to post-employment benefit plans	¥ 6,599	¥ 8,616	¥ 7,256
Amount payable for contributions to defined contribution retirement plans	¥ 746	¥ 755
Bottom of range [member]
Disclosure of defined benefit plans [Line Items]
Contributions to the retirement plans, percentage of the salaries, bonuses and certain allowances of the employees	14.00%
Top of range [member]
Disclosure of defined benefit plans [Line Items]
Contributions to the retirement plans, percentage of the salaries, bonuses and certain allowances of the employees	20.00%